Financial assets at amortized cost and other positions in scope of expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	$ (3,058)	$ (2,507)	$ (2,261)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,094,326	1,045,488
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,080,458	1,043,293
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	209,858	223,329
Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	19,649	18,903
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	83,656	118,301
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	41,552	43,959
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	653,846	579,967
Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	287,424	249,756
Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	92,334	82,602
Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	26,752	25,286
Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	23,805	20,768
Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	165,320	147,504
Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,408	1,978
Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	4,849	4,203
Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	8,753	7,848
Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,966	2,820
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	71,897	58,835
of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,716	2,723
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	13,868	2,195
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(1,004)
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(576)	(487)	(700)
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,062,771	1,018,102
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,048,903	1,015,906
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	209,606	223,201
Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	19,525	18,704
Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	83,656	118,301
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	41,552	43,959
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	624,137	553,532
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	276,377	239,540
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	86,954	78,410
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	22,954	20,816
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	19,883	17,403
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	164,874	147,136
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,860	1,533
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	3,570	4,089
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	7,609	6,974
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,677	2,480
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	70,427	58,209
Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,567	2,568
Twelve-month expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	13,868	2,195
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(428)	(459)	(416)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(18)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(27)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(178)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(119)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(10)
Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	26,546	22,697
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	26,546	22,697
Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	21	13
Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	124	198
Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	25,155	22,049
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	9,599	8,987
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	5,261	3,976
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,886	3,462
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,521	2,265
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	169	260
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	501	406
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,274	106
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,025	874
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	130	114
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,247	436
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	53	59
Lifetime expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(1,756)	(1,253)	(993)
Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	4,167	3,743
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	4,167	3,743
Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	3,947	3,565
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,400	1,146
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	111	195
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	700	707
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,238	952
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	212	48
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	47	39
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	5	8
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	119	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	92	159
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	220	178
Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	95	95
Lifetime expected credit losses | Stage 3 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(298)	(309)	$ (153)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	841	946
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	841	946
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	231	114
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	607	820
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	49	84
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	8	20
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	213	301
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	163	148
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	64	61
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	67	67
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	3	12
Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,097,036	1,047,675
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,083,168	1,045,479
Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	209,939	223,375
Gross carrying amount | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	19,663	18,938
Gross carrying amount | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	83,657	118,303
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	41,552	43,959
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	656,336	581,944
Gross carrying amount | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	287,548	249,916
Gross carrying amount | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	92,401	82,660
Gross carrying amount | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	27,514	25,859
Gross carrying amount | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	24,873	21,510
Gross carrying amount | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	165,384	147,547
Gross carrying amount | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,456	2,019
Gross carrying amount | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	4,943	4,284
Gross carrying amount | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	8,771	7,879
Gross carrying amount | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	3,102	2,912
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	72,021	58,959
Gross carrying amount | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,750	2,764
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	209,606	223,201
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	19,534	18,705
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	83,657	118,303
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	41,552	43,959
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	624,490	553,808
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	276,421	239,586
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	86,979	78,434
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	23,069	20,888
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	19,964	17,459
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	164,880	147,141
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,867	1,539
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	3,584	4,098
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	7,618	6,988
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,696	2,495
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	70,457	58,233
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,571	2,571
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	50	35
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	129	203
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	25,425	22,373
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	9,617	9,056
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	5,292	4,003
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,980	3,585
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,602	2,312
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	169	260
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	513	416
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,274	106
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,033	891
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	154	133
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,256	444
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	54	60
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	5,577	4,699
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,455	1,176
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	122	202
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	1,113	983
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	2,109	1,565
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	239	66
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	76	64
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	86	79
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	119	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	184	221
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	306	262
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	125	132
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	283	140
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	30
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	844	1,064
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	55	98
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	8	20
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	352	402
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	198	174
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	95	79
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	68	63
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	3	20
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(2,711)	(2,187)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(2,711)	(2,187)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(81)	(47)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(14)	(36)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(1)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(2,490)	(1,978)
Allowance for expected credit loss | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(124)	(160)
Allowance for expected credit loss | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(67)	(58)
Allowance for expected credit loss | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(762)	(573)
Allowance for expected credit loss | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(1,068)	(742)
Allowance for expected credit loss | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(64)	(42)
Allowance for expected credit loss | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(48)	(41)
Allowance for expected credit loss | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(94)	(81)
Allowance for expected credit loss | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(17)	(31)
Allowance for expected credit loss | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(136)	(93)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(124)	(125)
Allowance for expected credit loss | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(34)	(41)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(392)	(304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(392)	(304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(9)	(1)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(1)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(353)	(276)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(44)	(46)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(26)	(24)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(116)	(72)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(80)	(55)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(6)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(7)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(8)	(9)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(9)	(14)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(19)	(15)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(29)	(25)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(3)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(314)	(357)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(314)	(357)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(29)	(21)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(5)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(271)	(323)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(18)	(70)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(30)	(27)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(94)	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(81)	(47)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(12)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(8)	(16)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(24)	(19)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(9)	(7)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(1,715)	(1,218)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(1,715)	(1,218)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(1,629)	(1,134)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(55)	(30)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(11)	(7)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(413)	(277)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(872)	(613)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(27)	(18)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(29)	(25)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(80)	(71)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(92)	(62)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(86)	(84)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(30)	(37)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(289)	(307)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(289)	(307)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(52)	(25)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	(30)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(237)	(244)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(6)	(14)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(139)	(100)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(36)	(26)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(31)	(18)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	(6)	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	4
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	(8)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	$ 0	$ 0